S000059365 [Member] Annual Fund Operating Expenses - Western Asset Total Return ETF	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Western Asset Total Return ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Other expenses include reorganization expenses that were incurred by the fund during the year.
[2]	The manager has agreed to waive fees and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to July 31, 2026 without the Board of Trustees’ consent.